Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2018	2019
	RMB	RMB	US$
Computer and electronic equipment	55,523	57,061	8,197
Leasehold improvement	46,596	55,954	8,037
Vehicles	20,615	10,731	1,541
Office furniture and equipment	4,321	3,732	536
Software	18,089	24,325	3,494
Total	145,144	151,803	21,805
Less: Accumulated depreciation and amortization	(56,413)	(92,020)	(13,218)
Property, equipment and software, net	88,731	59,783	8,587